Operations and principal activities - Cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operations and principal activities
Net cash provided by operating activities	¥ (105,391)	$ (15,071)	¥ (25,633)	¥ 22,501
Proceeds from maturities of short-term investments and term deposits	1,025,596	146,658	1,527,110	2,103,093
Net cash used in investing activities	(42,807)	(6,122)	257,039	(202,611)
Net cash provided by financing activities	(63,703)	(9,110)	(21,512)	(100,015)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(213,381)	$ (30,513)	213,229	(268,260)
VIEs and VIEs Subsidiaries
Operations and principal activities
Net cash used in Group companies	(143,546)		(206,009)	(239,088)
Other operating activities	280,720		206,519	267,865
Net cash provided by operating activities	137,174		510	28,777
Purchase of short-term investments				(31,000)
Proceeds from maturities of short-term investments and term deposits			16,000	15,000
Loans to Group companies	(366,026)			(57,680)
Repayments from Group companies	114,654			73,982
Cash disposed of the transfer of businesses under common control	(8,826)
Other investing activities	(119,600)		(67,980)	(61,681)
Net cash used in investing activities	(379,798)		(51,980)	(61,379)
Borrowings under loan from Group companies	232,336		82,527	17,012
Repayments to borrowings under loan from Group companies	(17,780)		(29,778)	(10,589)
Other financing activities with external parties	(288)
Net cash provided by financing activities	214,268		52,749	6,423
Net (decrease)/increase in cash, cash equivalents and restricted cash	¥ (28,356)		¥ 1,279	¥ (26,179)